SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					03/31/11
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: MARCH 31, 2011

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 04/26/11

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	45
Form 13F Information Table Value Total:	$991,059
List of Other Included Managers:
NONE

                                                       Form 13F Information Table
                        Title of            Value      shares/sh/ put/ InvstmeOtherVoting Authority
Name of Issuer          Class  Cusip        (x$1000)   Prn amtprn call dscretnMgrs Sole    ShareNone

MOLSON COORS BREWING CO COM    60871R209          46161 984462SH       sole          981607       2855
MICROSOFT               COM    594918104          415321635763SH       sole         1631033       4730
WAL MART STORES INC     COM    931142103          39144 752049SH       sole          749829       2220
MEDTRONIC INC COM       COM    585055106          36460 926562SH       sole          923777       2785
EXXON MOBIL CORP COM    COM    30231G102          36222 430544SH       sole          429349       1195
CHEVRON CORP NEW COM    COM    166764100          34833 324058SH       sole          323083        975
KIMBERLY CLARK CORP COM COM    494368103          33612 514964SH       sole          513454       1510
CVS CORP COM            COM    126650100          29615 862905SH       sole          860380       2525
JOHNSON & JOHNSON       COM    478160104          29412 496402SH       sole          494972       1430
EXELON CORP COM         COM    30161N101          29191 707839SH       sole          705734       2105
NORTHROP GRUMMAN CORP COCOM    666807102          27360 436289SH       sole          435004       1285
TARGET CORP COM         COM    87612E106          26708 534054SH       sole          532554       1500
WELLS FARGO & CO NEW COMCOM    949746101          26618 839426SH       sole          836836       2590
PROCTER & GAMBLE COMPANYCOM    742718109          26394 428474SH       sole          427314       1160
BAXTER INTL INC         COM    071813109          26358 490197SH       sole          488732       1465
BARD, C R INC           COM    067383109          26066 262340SH       sole          261570        770
CONOCOPHILLIPS COM      COM    20825C104          25793 322978SH       sole          322028        950
CHUBB CORP              COM    171232101          25461 415286SH       sole          414056       1230
BARRICK GOLD CORP COM   COM    067901108          25250 486420SH       sole          484960       1460
AMERICAN EXPRESS CO     COM    025816109          25008 553268SH       sole          551643       1625
EBAY INC COM            COM    278642103          23994 773005SH       sole          770645       2360
DIAGEO P L C SPON ADR NECOM    25243Q205          23805 312318SH       sole          311388        930
DELL INC COM            COM    24702R101          228601575439SH       sole         1570879       4560
NEWMONT MNG CORP        COM    651639106          22697 415853SH       sole          414638       1215
PEPSICO INC             COM    713448108          22607 350980SH       sole          349950       1030
UNILEVER NV N Y SHS NEW COM    904784709          22025 702331SH       sole          700316       2015
QUEST DIAGNOSTICS INC COCOM    74834L100          21384 370472SH       sole          369342       1130
TRAVELERS COMPANIES INC COM    89417E109          20195 339534SH       sole          338514       1020
GOOGLE INC CL A         COM    38259P508          18952  32300SH       sole           32206         94
SIGMA ALDRICH CORP COM  COM    826552101          18861 296366SH       sole          295441        925
GLAXOSMITHKLINE PLC SPONCOM    37733W105          18492 481442SH       sole          479997       1445
DR PEPPER SNAPPLE GROUP COM    26138E109          18059 485974SH       sole          484635       1339
NABORS INDUSTRIES LTD SHCOM    G6359F103          17733 583706SH       sole          581856       1850
ANNALY CAP MGMT INC COM COM    035710409          17348 994137SH       sole          991202       2935
TORCHMARK CORP COM      COM    891027104          16986 255504SH       sole          254759        745
CISCO SYS INC COM       COM    17275R102          16294 950067SH       sole          947402       2665
LILLY, ELI AND COMPANY  COM    532457108          14873 422884SH       sole          421544       1340
SUNTRUST BKS INC COM    COM    867914103          14862 515325SH       sole          513770       1555
ENCANA CORP COM         COM    292505104          14406 417202SH       sole          416052       1150
HUNTINGTON INGALLS INDS COM    446413106           2935  70734SH       sole           70520        214
ISHARES TR RUSL 3000 VALCOM    464287663           2612  28920SH       sole           28920          0
PROSHARES TR PSHS ULTSH COM    74347R297            679  18130SH       sole           18130          0
MARKET VECTORS ETF TR GOCOM    57060U100            502   8350SH       sole            8350          0
WISDOMTREE TRUST DREYFUSCOM    97717W182            371  14615SH       sole           14615          0
SPDR GOLD TRUST GOLD SHSCOM    78463V107            329   2350SH       sole            2350          0
                                               991,059